SUBORDINATED DEBENTURES	12 Months Ended
Sep. 30, 2014
SUBORDINATED DEBENTURES
SUBORDINATED DEBENTURES

9.  SUBORDINATED DEBENTURES

On March 30, 2004, Pulaski Financial Statutory Trust I (“Trust I”), a Connecticut statutory trust, issued $9.0 million of adjustable-rate preferred securities.  The proceeds from this issuance, along with the Company’s $279,000 capital contribution for Trust I’s common securities, were used to acquire $9.3 million aggregate principal amount of the Company’s floating rate junior subordinated deferrable interest debentures due in 2034, which constitute the sole asset of Trust I.  The interest rate on the debentures and the capital securities at September 30, 2014 was 2.93% and is adjustable quarterly at 2.70% over the three-month LIBOR.

The stated maturity of the Trust I debenture is June 17, 2034.  In addition, the Trust I debentures are subject to redemption at par at the option of the Company, subject to prior regulatory approval, in whole or in part, on any interest payment date.

On December 15, 2004, Pulaski Financial Statutory Trust II (“Trust II”), a Delaware statutory trust, issued $10.0 million of adjustable-rate preferred securities.  The proceeds from this issuance, along with the Company’s $310,000 capital contribution for Trust II’s common securities, were used to acquire $10.3 million of the Company’s floating rate junior subordinated deferrable interest debentures due in 2034, which constitute the sole asset of Trust II.

The interest rate on the debentures and the capital securities at September 30, 2014 was 2.09% and is adjustable quarterly at 1.86% over the three-month LIBOR.

The stated maturity of the debentures held by Trust II is December 15, 2034.  In addition, the Trust II debentures are subject to redemption at par at the option of the Company, subject to prior regulatory approval, in whole or in part, on any interest payment date.